Share-based payment plans - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	24,000	920,000	2,272,000
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(24,000)	(895,000)	(1,352,000)
Forfeited, expired or cancelled (in shares) | shares	0	(1,000)	0
Ending balance (in shares) | shares	0	24,000	920,000
Options exercisable (in shares) | shares	0	24,000	920,000
Beginning balance (in USD per share) | $ / shares	$ 39.00	$ 37.42	$ 35.30
Granted (in USD per share) | $ / shares	0	0	0
Exercised (in USD per share) | $ / shares	39.00	37.39	33.86
Forfeited, expired or cancelled (in USD per share) | $ / shares	0	0	0
Ending balance (in USD per share) | $ / shares	0.00	39.00	37.42
Options exercisable (in USD per share) | $ / shares	$ 0.00	$ 39.00	$ 37.42